Nature of Operations and Summary of Significant Accounting Policies - Earnings Per Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net Loss Per Common Share
Net loss	$ (5,157,549)	$ (2,296,993)	$ (12,276,234)	$ (11,225,224)	$ (13,965,019)	$ (12,902,175)
Weighted average common shares outstanding	15,545,567	4,126,248	9,413,335	3,579,332	3,897,081	1,524,991
Net Loss Per Common Share - basic and diluted	$ (0.33)	$ (0.56)	$ (1.30)	$ (3.14)	$ (3.58)	$ (8.46)
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			6,831,761	3,176,239
Convertible Preferred Stock
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			610,000
Convertible Preferred Stock Warrants
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			305,000
Stock options
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			1,016,417	919,387
Common Stock Warrants
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			4,900,344	2,256,852